PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.1%
Asset-Backed Security 0.2%
Credit Cards
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7 (cost $113,581)	3.960%	10/13/30	100	$93,314
Commercial Mortgage-Backed Securities 6.2%
37 Capital CLO, Series 2021-PF01, Class A4	2.253	11/15/54	100	77,192
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	100	75,168
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	100	84,401
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	28,638
Series 2020-B19, Class A3	1.787	09/15/53	175	148,854
Series 2020-B21, Class A4	1.704	12/17/53	100	75,947
Series 2021-B23, Class A4A1	1.823	02/15/54	200	150,654
Series 2021-B30, Class A4	2.329	11/15/54	150	114,705

BMO Mortgage Trust, Series 2022-C01, Class A4	3.119	02/15/55	150	122,485
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	80,599
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	37,998
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	111	102,499
Series 2017-P08, Class A3	3.203	09/15/50	75	67,175
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	85	81,761
Series 2016-DC02, Class A5	3.765	02/10/49	25	23,512

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	43	40,078
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	90	86,113
GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	78,164
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	113,079
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	18	16,133

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-JP04, Class A3	3.393%	12/15/49	125	$113,926
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	61	57,467
Series 2016-C32, Class A3	3.459	12/15/49	119	108,926
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	123	112,146
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	169,507
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	197	180,647
Series 2018-C09, Class ASB	4.090	03/15/51	60	57,193
Series 2018-C13, Class A3	4.069	10/15/51	200	186,822
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	123	112,972
Series 2017-C39, Class A3	2.878	09/15/50	100	99,807
Series 2020-C55, Class A4	2.474	02/15/53	125	100,340

Total Commercial Mortgage-Backed Securities (cost $3,407,136)				2,904,908
Corporate Bonds 22.8%
Aerospace & Defense 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	100	88,911
Sr. Unsec’d. Notes	2.250	06/15/26	15	13,137
Sr. Unsec’d. Notes	2.700	02/01/27	20	17,380
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,024
Sr. Unsec’d. Notes	3.600	05/01/34	30	22,337
Sr. Unsec’d. Notes	3.900	05/01/49	10	6,449
Sr. Unsec’d. Notes	5.805	05/01/50	70	60,149

General Dynamics Corp., Gtd. Notes	3.250	04/01/25	55	52,879
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	20	17,379
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	10	9,312
				296,957

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.2%
Altria Group, Inc.,
Gtd. Notes	3.400%	02/04/41	70	$42,656
Gtd. Notes	4.800	02/14/29	5	4,603
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	45	39,387
Gtd. Notes	4.700	04/02/27	10	9,309
				95,955
Airlines 0.2%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.625	02/10/30	20	15,921
Sr. Unsec’d. Notes	5.125	06/15/27	50	48,752

United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	19	17,741
				82,414
Auto Manufacturers 0.4%
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	50	43,824
Sr. Unsec’d. Notes	6.600	04/01/36	10	9,425
Sr. Unsec’d. Notes	6.750	04/01/46	65	60,334

General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	85	81,746
				195,329
Auto Parts & Equipment 0.0%
Aptiv PLC/Aptiv Corp., Gtd. Notes	3.250	03/01/32	20	15,954
Banks 5.2%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	165	127,346
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	90	70,655
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	220	197,655
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	55	40,825

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	116,850

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666%(ff)	01/29/31	105	$83,515
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	20	12,646
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	115	93,839
Sr. Unsec’d. Notes	3.400	05/01/26	45	41,781
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	60	53,791
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	30	26,441
Sr. Unsec’d. Notes	4.650	07/30/45	5	3,985

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes	4.550	04/17/26	100	87,525
Discover Bank, Sr. Unsec’d. Notes	4.650	09/13/28	15	13,394
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	50	36,488
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	50	44,363
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	170	153,833

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583(ff)	06/19/29	85	73,817
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	75	59,157
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	40	30,765
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	60	48,580
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	245	216,659
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	73,900
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	19	17,315
Sub. Notes	3.875	09/10/24	60	58,451
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	65	44,274
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	85	68,103
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	90	80,290
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	70	63,828
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	80	57,850
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	90	65,229

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269(ff)	03/22/25	25	24,100
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	48,930
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	49,810

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.572%(ff)	02/11/31	30	$23,932
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	195	159,814
				2,469,736
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	20	18,073
Gtd. Notes	4.900	02/01/46	110	95,430
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.750	01/23/29	90	87,406
Gtd. Notes	5.550	01/23/49	20	18,871
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,680
Gtd. Notes	4.400	11/15/25	10	9,751
Sr. Unsec’d. Notes	2.250	08/01/31	45	34,527
				268,738
Biotechnology 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	120	109,730
Sr. Unsec’d. Notes	2.800	08/15/41	40	26,860
				136,590
Building Materials 0.2%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	35	26,907
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	30	23,848
Owens Corning,
Sr. Unsec’d. Notes	4.200	12/01/24	35	34,117
Sr. Unsec’d. Notes	4.300	07/15/47	35	24,978

Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	5	3,929
				113,779

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	20	$15,502
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.493	11/15/25	60	58,801
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	15	12,791
Sr. Unsec’d. Notes	4.500	10/01/49	15	11,099

LYB International Finance BV, Gtd. Notes	4.875	03/15/44	30	23,435
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	5	3,328
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	10	8,617
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	10	7,895
				141,468
Commercial Services 0.5%
Automatic Data Processing, Inc., Sr. Unsec’d. Notes	1.700	05/15/28	20	17,018
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	8,953
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	20	18,866
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	15	11,115
Sr. Unsec’d. Notes	2.600	12/01/24	30	28,323

Massachusetts Institute of Technology, Sr. Unsec’d. Notes, Series F	2.989	07/01/50	35	23,755
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46	9	6,453
Unsec’d. Notes	3.745	11/15/52	20	15,589
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	3,010
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	8,693

University of Southern California, Unsec’d. Notes, Series 2017	3.841	10/01/47	10	7,797

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524%	04/15/54	50	$36,251
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	26,773
				212,596
Computers 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	60	57,195
Sr. Unsec’d. Notes	3.850	08/04/46	35	27,947

Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	35	30,778
Teledyne FLIR LLC, Sr. Unsec’d. Notes	2.500	08/01/30	5	3,910
				119,830
Diversified Financial Services 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	2.750	10/15/32	55	38,118
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	24,547
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	37,404
				100,069
Electric 2.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	20	13,019
Sr. Unsec’d. Notes	3.800	10/01/47	30	20,502
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	70	53,898

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.750	12/01/47	15	10,773
Alabama Power Co.,
Sr. Unsec’d. Notes	3.850	12/01/42	10	7,479
Sr. Unsec’d. Notes	6.125	05/15/38	50	49,696

Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	25	19,609

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Arizona Public Service Co., Sr. Unsec’d. Notes	2.600%	08/15/29	5	$4,061
Atlantic City Electric Co., First Mortgage	2.300	03/15/31	10	7,946
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	60	60,915
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	20	15,353
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	20	16,654
Commonwealth Edison Co., First Mortgage	4.600	08/15/43	70	59,060
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	18,657
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	20	14,765
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	12,102
First Ref. Mortgage	4.000	09/30/42	40	31,053

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	67,812
Duke Energy Florida LLC, First Mortgage	6.350	09/15/37	15	15,373
Duke Energy Indiana LLC, First Mortgage, Series YYY	3.250	10/01/49	20	12,786
Entergy Louisiana LLC, Collateral Trust	4.200	04/01/50	5	3,802
Entergy Texas, Inc., First Mortgage	1.750	03/15/31	45	33,563
Evergy Kansas Central, Inc., First Mortgage	4.125	03/01/42	15	11,664
Eversource Energy,
Sr. Unsec’d. Notes	4.200	06/27/24	35	34,357
Sr. Unsec’d. Notes, Series R	1.650	08/15/30	15	11,253

Exelon Corp., Sr. Unsec’d. Notes	5.625	06/15/35	5	4,856
Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	30	23,179
First Mortgage	5.250	02/01/41	25	23,214

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%	10/04/26	7	$6,307
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	10,488
Nevada Power Co., General Ref. Mortgage, Series R	6.750	07/01/37	10	10,449
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.750	11/01/29	25	20,943
Northern States Power Co., First Mortgage	3.600	09/15/47	10	7,179
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	55	35,738
First Mortgage	4.000	12/01/46	15	9,543
First Mortgage	4.500	07/01/40	15	11,173
PacifiCorp,
First Mortgage	2.700	09/15/30	25	20,576
First Mortgage	5.250	06/15/35	45	42,244
First Mortgage	6.000	01/15/39	15	14,696
PECO Energy Co.,
First Mortgage	2.800	06/15/50	5	3,043
First Mortgage	4.375	08/15/52	5	4,089
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	11,659
First Mortgage	4.150	10/01/45	20	15,398
First Mortgage	6.250	05/15/39	10	10,157
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	5	3,563
First Mortgage, MTN	3.650	09/01/28	25	22,903
First Ref. Mortgage, MTN	3.950	05/01/42	10	7,839

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.450	11/15/31	20	15,338
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,127
Sr. Sec’d. Notes	3.650	05/15/25	20	18,844
Sr. Sec’d. Notes	4.100	06/15/30	75	65,499
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	3,564
First Mortgage, Series UUU	3.320	04/15/50	25	16,678
Sempra Energy,
Sr. Unsec’d. Notes	3.300	04/01/25	60	56,912

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Sempra Energy, (cont’d.)
Sr. Unsec’d. Notes	4.000%	02/01/48	15	$10,656
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	20	14,328
First Ref. Mortgage	4.650	10/01/43	40	32,024

Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49	15	11,992
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	30	24,693
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	19,735
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	9,952

WEC Energy Group, Inc., Sr. Unsec’d. Notes	1.800	10/15/30	20	15,133
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	25	21,450
Sr. Unsec’d. Notes	4.000	06/15/28	70	65,239
				1,331,552
Electronics 0.1%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300	03/12/31	50	39,046
Entertainment 0.0%
Warnermedia Holdings, Inc., Gtd. Notes, 144A	5.141	03/15/52	30	21,002
Foods 0.2%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	30	28,025
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	10	8,315
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000	03/01/26	60	57,306
				93,646

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375%	09/15/49	10	$6,749
NiSource, Inc.,
Sr. Unsec’d. Notes	4.800	02/15/44	10	8,151
Sr. Unsec’d. Notes	5.250	02/15/43	30	25,874
Southern California Gas Co.,
First Mortgage	3.750	09/15/42	10	7,245
First Mortgage	5.125	11/15/40	15	13,191

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	19,065
				80,275
Healthcare-Products 0.1%
Danaher Corp., Sr. Unsec’d. Notes	2.800	12/10/51	15	9,351
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	9,738
Sr. Unsec’d. Notes	3.375	11/01/25	10	9,527

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.800	10/15/41	15	10,341
				38,957
Healthcare-Services 1.3%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	10,189
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	5,848
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	12,502
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	22,710
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	5,597
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	10	7,932
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	20	19,001

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650%	12/01/27	40	$37,020
Sr. Unsec’d. Notes	4.101	03/01/28	50	46,955
Sr. Unsec’d. Notes	4.625	05/15/42	35	29,665
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15	11,822
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	46,913
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	27,415
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	6,184

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	14,318
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	10	6,948
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	35,258
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	11,760
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	23,288
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,411
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	9,556
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	8,169
Unsec’d. Notes, Series H	2.746	10/01/26	30	27,363

Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	8,976
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	19,009
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	11,199

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	45	32,530
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	30	21,251
Sr. Unsec’d. Notes	3.750	07/15/25	90	87,387
Sr. Unsec’d. Notes	4.250	06/15/48	15	12,182
				623,358

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.6%
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	70	$66,046
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	15	15,373
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	22,039
Sr. Unsec’d. Notes	3.950	05/15/24	35	34,176

Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.900	04/05/32	30	25,117
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	50	31,708
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	5.625	08/16/32	10	9,056
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	5	4,113
Loews Corp., Sr. Unsec’d. Notes	3.200	05/15/30	15	12,761
Markel Corp.,
Sr. Unsec’d. Notes	3.450	05/07/52	5	3,168
Sr. Unsec’d. Notes	4.300	11/01/47	15	10,971

Unum Group, Sr. Unsec’d. Notes	4.000	06/15/29	65	56,774
				291,302
Iron/Steel 0.2%
Nucor Corp., Sr. Unsec’d. Notes	4.300	05/23/27	15	14,298
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	60	50,520
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26	20	20,300
				85,118

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600%	04/15/24	5	$4,886
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	41,111
				45,997
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	10	7,170
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	60	54,112
Gtd. Notes	4.950	09/15/28	30	27,989
				89,271
Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	45	26,999
Sr. Sec’d. Notes	4.800	03/01/50	15	10,591
Sr. Sec’d. Notes	5.375	04/01/38	45	36,250
Sr. Sec’d. Notes	6.484	10/23/45	75	66,302
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	25	16,885
Gtd. Notes	3.750	04/01/40	10	7,716
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	66	37,877
Gtd. Notes	4.125	05/15/29	20	16,897
Gtd. Notes	5.300	05/15/49	25	18,024

Walt Disney Co. (The), Gtd. Notes	7.300	04/30/28	35	37,733
				275,274
Mining 0.7%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700	05/30/41	85	79,669
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39	20	19,142

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125%	03/01/28	20	$17,952
Gtd. Notes	4.375	08/01/28	55	49,616
Gtd. Notes	5.400	11/14/34	25	22,338

Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27	35	32,495
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	40	30,905
Gtd. Notes	2.600	07/15/32	5	3,813
Gtd. Notes	2.800	10/01/29	45	37,202
Gtd. Notes	5.450	06/09/44	25	22,252
				315,384
Miscellaneous Manufacturing 0.3%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	50	36,790
Eaton Corp., Gtd. Notes	4.700	08/23/52	10	8,508
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	13,319
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	65	53,903
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	50	38,343
				150,863
Oil & Gas 0.4%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	15	9,928
Chevron Corp., Sr. Unsec’d. Notes	3.078	05/11/50	5	3,420
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	10	9,134
Diamondback Energy, Inc., Gtd. Notes	3.500	12/01/29	40	34,563
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	20	17,050

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Equinor ASA (Norway), Gtd. Notes	3.700%	04/06/50	20	$14,950
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	15	12,036
Phillips 66 Co.,
Gtd. Notes, 144A	3.750	03/01/28	10	8,996
Gtd. Notes, 144A	4.900	10/01/46	25	20,826
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30	40	30,824
Sr. Unsec’d. Notes	2.150	01/15/31	10	7,749

TotalEnergies Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	21,489
				190,965
Oil & Gas Services 0.0%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	10	8,072
Packaging & Containers 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes	0.950	02/15/24	30	28,243
Sr. Sec’d. Notes	1.570	01/15/26	45	39,020
				67,263
Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.250	11/21/49	40	31,023
Sr. Unsec’d. Notes	4.550	03/15/35	40	35,598
Sr. Unsec’d. Notes	4.700	05/14/45	40	33,294

Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	2.250	05/28/31	10	8,062
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	9	8,743
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	60	58,579
Gtd. Notes	4.900	12/15/48	15	12,715
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	10	9,389

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	4.780%	03/25/38	35	$30,348
Sr. Unsec’d. Notes	5.125	07/20/45	35	30,027

Johnson & Johnson, Sr. Unsec’d. Notes	3.625	03/03/37	25	21,328
Merck & Co., Inc., Sr. Unsec’d. Notes	3.400	03/07/29	10	9,131
Mylan, Inc., Gtd. Notes	5.200	04/15/48	65	44,123
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.050	03/31/30	135	106,362
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	20	18,213
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	45	28,019
Gtd. Notes	4.000	06/22/50	40	23,289

Wyeth LLC, Gtd. Notes	6.450	02/01/24	50	50,865
				559,108
Pipelines 1.5%
Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	55	50,789
Sr. Unsec’d. Notes	4.200	04/15/27	30	27,609
Sr. Unsec’d. Notes	4.750	01/15/26	40	38,368
Sr. Unsec’d. Notes	4.900	03/15/35	30	25,084
Sr. Unsec’d. Notes	5.300	04/15/47	10	7,853
Sr. Unsec’d. Notes	6.000	06/15/48	15	12,662
Sr. Unsec’d. Notes	6.125	12/15/45	50	42,803
Sr. Unsec’d. Notes	6.625	10/15/36	10	9,454

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	60	49,262
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	10	8,369
Sr. Unsec’d. Notes	3.950	03/01/50	10	6,822
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	90	70,870
Sr. Unsec’d. Notes	4.125	03/01/27	10	9,292
Sr. Unsec’d. Notes	4.500	07/15/23	20	19,884

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	4.500%	04/15/38	20	$15,989
Sr. Unsec’d. Notes	4.700	04/15/48	50	37,311
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	155	125,405
Gtd. Notes	4.450	09/01/49	20	13,759
Gtd. Notes	4.950	07/13/47	10	7,591

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	25	20,859
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	15	12,556
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	70	58,976
Sr. Unsec’d. Notes	4.600	03/15/48	25	19,874
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	27,550
Sr. Unsec’d. Notes	4.850	03/01/48	5	3,999
				722,990
Real Estate Investment Trusts (REITs) 1.0%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31	50	35,865
Corporate Office Properties LP, Gtd. Notes	2.900	12/01/33	30	20,247
CubeSmart LP, Gtd. Notes	2.250	12/15/28	20	16,039
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	12,048
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	10	7,412
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.000	01/15/30	20	16,506
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	10,860
Kimco Realty Corp.,
Sr. Unsec’d. Notes	1.900	03/01/28	50	40,575
Sr. Unsec’d. Notes	3.200	04/01/32	25	19,902
Realty Income Corp.,
Sr. Unsec’d. Notes	3.100	12/15/29	60	50,483

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp., (cont’d.)
Sr. Unsec’d. Notes	3.400%	01/15/28	10	$8,962
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	55	44,075
Sr. Unsec’d. Notes	3.375	10/01/24	70	67,375
Sr. Unsec’d. Notes	3.500	09/01/25	5	4,749
Sr. Unsec’d. Notes	3.750	02/01/24	10	9,815

Spirit Realty LP, Gtd. Notes	2.700	02/15/32	25	17,692
Ventas Realty LP, Gtd. Notes	3.850	04/01/27	10	9,237
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	25	22,828
Welltower, Inc., Sr. Unsec’d. Notes	2.700	02/15/27	10	8,846
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30	40	34,930
WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31	40	30,129
				488,575
Retail 0.4%
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	5	3,703
Sr. Unsec’d. Notes	3.750	04/18/29	30	26,865
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/15/24	85	84,069
Sr. Unsec’d. Notes	3.900	06/15/47	20	15,440

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	18,264
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	22,783
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/31	15	11,145
Sr. Unsec’d. Notes	4.700	06/15/32	20	18,709
				200,978

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes, 144A	3.500%	02/15/41	20	$13,348
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	47	35,844
Sr. Unsec’d. Notes, 144A	4.926	05/15/37	85	70,057
				119,249
Software 0.5%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	10	6,536
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	5	4,782
Sr. Unsec’d. Notes	3.850	06/01/25	15	14,391

Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,223
Microsoft Corp., Sr. Unsec’d. Notes	2.921	03/17/52	22	14,896
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	85	75,158
Sr. Unsec’d. Notes	2.950	05/15/25	75	70,524

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	30	22,100
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,228
Sr. Unsec’d. Notes	3.700	04/01/29	25	22,279
				244,117
Telecommunications 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	10	8,820
Sr. Unsec’d. Notes	2.550	12/01/33	10	7,377
Sr. Unsec’d. Notes	3.500	06/01/41	100	70,658
Sr. Unsec’d. Notes	3.550	09/15/55	60	37,976
Sr. Unsec’d. Notes	3.800	12/01/57	30	19,766
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes	3.000	02/15/41	85	57,077
Sr. Unsec’d. Notes	3.875	04/15/30	30	26,546
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	10	6,347

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.400%	03/22/41	45	$31,915
Sr. Unsec’d. Notes	4.016	12/03/29	45	40,655
				307,137
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	73,687
CSX Corp.,
Sr. Unsec’d. Notes	3.800	03/01/28	35	32,664
Sr. Unsec’d. Notes	4.100	03/15/44	10	7,879
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	13,759
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,034
Sr. Unsec’d. Notes	3.799	04/06/71	5	3,391
				139,414

Total Corporate Bonds (cost $13,442,286)				10,778,328
Municipal Bonds 0.9%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	35	32,749
California 0.3%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	50	53,964
Taxable, Revenue Bonds	2.574	04/01/31	15	12,843

Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	20,470
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	35,614
				122,891

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100%	06/01/33	25	$23,242
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	11,162
University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	16,824
Taxable, Revenue Bonds, Series B	3.504	04/01/52	30	21,480
				49,466
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	60	70,387
New York 0.1%
New York State Dormitory Authority, Taxable, Revenue Bonds, Series C	2.202	03/15/34	30	21,755
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	12,161
				33,916
Ohio 0.1%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	3,632
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	9,169
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	19,907
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	9,315
				42,023
Texas 0.0%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	10,764

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.1%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584%	11/01/51	40	$23,721

Total Municipal Bonds (cost $534,445)				409,159
Sovereign Bonds 1.7%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	182,475
Israel Government International Bond (Israel), Sr. Unsec’d. Notes	2.875	03/16/26	225	209,925
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.500	04/22/29	200	186,000
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	50,090

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	32	25,216
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750	01/14/31	100	112,511
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24	30	30,824
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50	25	22,372

Total Sovereign Bonds (cost $968,124)				819,413
U.S. Government Agency Obligations 30.9%
Federal Home Loan Bank	3.250	11/16/28	50	47,003
Federal Home Loan Mortgage Corp.	0.375	05/05/23	105	102,756
Federal Home Loan Mortgage Corp.	1.500	10/01/50	212	158,168
Federal Home Loan Mortgage Corp.	2.000	01/01/32	30	26,976
Federal Home Loan Mortgage Corp.	2.000	12/01/50	405	320,703
Federal Home Loan Mortgage Corp.	2.000	05/01/51	477	377,465
Federal Home Loan Mortgage Corp.	2.500	07/01/31	78	72,174
Federal Home Loan Mortgage Corp.	2.500	04/01/51	255	209,980
Federal Home Loan Mortgage Corp.	2.500	10/01/51	373	307,990
Federal Home Loan Mortgage Corp.	3.000	02/01/32	22	20,894
Federal Home Loan Mortgage Corp.	3.000	02/01/32	27	25,845
Federal Home Loan Mortgage Corp.	3.000	01/01/37	9	7,763
Federal Home Loan Mortgage Corp.	3.000	12/01/37	12	10,928

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	3.000%	12/01/42	86	$75,309
Federal Home Loan Mortgage Corp.	3.000	11/01/46	24	20,529
Federal Home Loan Mortgage Corp.	3.000	01/01/47	153	132,720
Federal Home Loan Mortgage Corp.	3.000	03/01/47	105	90,855
Federal Home Loan Mortgage Corp.	3.000	12/01/47	59	51,270
Federal Home Loan Mortgage Corp.	3.000	12/01/47	90	78,153
Federal Home Loan Mortgage Corp.	3.500	11/01/37	14	13,000
Federal Home Loan Mortgage Corp.	3.500	06/01/42	21	18,960
Federal Home Loan Mortgage Corp.	3.500	04/01/46	27	23,932
Federal Home Loan Mortgage Corp.	3.500	11/01/47	36	32,610
Federal Home Loan Mortgage Corp.	3.500	11/01/47	45	40,197
Federal Home Loan Mortgage Corp.	3.500	02/01/48	130	116,892
Federal Home Loan Mortgage Corp.	3.500	04/01/48	255	228,960
Federal Home Loan Mortgage Corp.	4.000	10/01/45	24	22,156
Federal Home Loan Mortgage Corp.	4.000	05/01/46	48	45,308
Federal Home Loan Mortgage Corp.	4.000	03/01/47	23	21,520
Federal Home Loan Mortgage Corp.	4.000	01/01/48	39	36,255
Federal Home Loan Mortgage Corp.	4.500	07/01/47	48	45,612
Federal Home Loan Mortgage Corp.	4.500	12/01/48	12	11,632
Federal Home Loan Mortgage Corp.	6.250	07/15/32	45	50,890
Federal National Mortgage Assoc.	0.500	06/17/25	50	45,057
Federal National Mortgage Assoc.	0.500	11/07/25	30	26,669
Federal National Mortgage Assoc.	0.875	08/05/30	75	57,568
Federal National Mortgage Assoc.	1.500	10/01/50	226	168,453
Federal National Mortgage Assoc.	1.500	11/01/50	228	169,813
Federal National Mortgage Assoc.	1.500	02/01/51	199	148,186
Federal National Mortgage Assoc.	2.000	07/01/40	177	146,498
Federal National Mortgage Assoc.	2.000	01/01/41	409	334,929
Federal National Mortgage Assoc.	2.000	05/01/41	420	346,252
Federal National Mortgage Assoc.	2.000	09/01/50	306	241,904
Federal National Mortgage Assoc.	2.000	12/01/50	161	128,158
Federal National Mortgage Assoc.	2.000	01/01/51	290	229,469
Federal National Mortgage Assoc.	2.000	03/01/51	132	104,767
Federal National Mortgage Assoc.	2.000	05/01/51	235	186,280
Federal National Mortgage Assoc.	2.500	02/05/24	65	63,294
Federal National Mortgage Assoc.	2.500	06/01/28	65	60,660
Federal National Mortgage Assoc.	2.500	01/01/32	78	72,186
Federal National Mortgage Assoc.	2.500	02/01/43	33	27,836
Federal National Mortgage Assoc.	2.500	09/01/46	31	26,178
Federal National Mortgage Assoc.	2.500	09/01/46	57	47,381
Federal National Mortgage Assoc.	2.500	05/01/50	190	157,275
Federal National Mortgage Assoc.	2.500	08/01/50	354	292,178

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	2.500%	10/01/50	397	$327,551
Federal National Mortgage Assoc.	2.500	04/01/51	783	644,036
Federal National Mortgage Assoc.	2.500	08/01/51	106	87,531
Federal National Mortgage Assoc.	2.500	02/01/52	124	101,852
Federal National Mortgage Assoc.	3.000	11/01/28	41	38,447
Federal National Mortgage Assoc.	3.000	01/01/30	80	75,943
Federal National Mortgage Assoc.	3.000	12/01/36	27	24,301
Federal National Mortgage Assoc.	3.000	10/01/42	16	13,688
Federal National Mortgage Assoc.	3.000	12/01/42	95	83,609
Federal National Mortgage Assoc.	3.000	02/01/43	181	158,947
Federal National Mortgage Assoc.	3.000	04/01/43	48	42,138
Federal National Mortgage Assoc.	3.000	08/01/43	143	125,684
Federal National Mortgage Assoc.	3.000	01/01/47	157	135,185
Federal National Mortgage Assoc.	3.000	02/01/47	106	91,672
Federal National Mortgage Assoc.	3.000	01/01/50	83	71,020
Federal National Mortgage Assoc.	3.000	04/01/52	744	633,655
Federal National Mortgage Assoc.	3.500	TBA	750	659,113
Federal National Mortgage Assoc.	3.500	08/01/31	29	28,191
Federal National Mortgage Assoc.	3.500	10/01/32	13	12,238
Federal National Mortgage Assoc.	3.500	06/01/33	18	16,972
Federal National Mortgage Assoc.	3.500	01/01/42	66	59,921
Federal National Mortgage Assoc.	3.500	03/01/42	64	58,280
Federal National Mortgage Assoc.	3.500	10/01/42	189	171,515
Federal National Mortgage Assoc.	3.500	11/01/42	45	40,869
Federal National Mortgage Assoc.	3.500	08/01/43	60	54,762
Federal National Mortgage Assoc.	3.500	03/01/45	103	92,743
Federal National Mortgage Assoc.	3.500	01/01/46	20	18,120
Federal National Mortgage Assoc.	3.500	12/01/46	193	173,358
Federal National Mortgage Assoc.	3.500	01/01/47	42	38,293
Federal National Mortgage Assoc.	3.500	09/01/47	64	57,975
Federal National Mortgage Assoc.	3.500	07/01/52	499	439,196
Federal National Mortgage Assoc.	4.000	01/01/41	118	111,248
Federal National Mortgage Assoc.	4.000	04/01/41	67	62,807
Federal National Mortgage Assoc.	4.000	02/01/47	64	59,878
Federal National Mortgage Assoc.	4.000	04/01/48	110	102,330
Federal National Mortgage Assoc.	4.000	12/01/48	99	91,516
Federal National Mortgage Assoc.	4.000	03/01/49	209	193,564
Federal National Mortgage Assoc.	4.000	04/01/52	239	217,123
Federal National Mortgage Assoc.	4.500	03/01/41	63	61,311
Federal National Mortgage Assoc.	4.500	02/01/44	55	53,510
Federal National Mortgage Assoc.	4.500	01/01/45	59	56,991
Federal National Mortgage Assoc.	4.500	04/01/48	33	31,339

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	4.500%	05/01/48	10	$9,562
Federal National Mortgage Assoc.	4.500	08/01/48	13	12,158
Federal National Mortgage Assoc.	4.500	02/01/49	11	10,047
Federal National Mortgage Assoc.	4.500	06/01/52	114	106,628
Federal National Mortgage Assoc.	5.000	11/01/35	79	79,381
Federal National Mortgage Assoc.	5.000	06/01/40	16	15,744
Federal National Mortgage Assoc.	5.000	03/01/42	31	30,551
Federal National Mortgage Assoc.	5.500	TBA	500	492,126
Federal National Mortgage Assoc.	6.625	11/15/30	40	45,657
Government National Mortgage Assoc.	2.000	12/20/51	237	195,139
Government National Mortgage Assoc.	2.500	03/20/43	8	6,649
Government National Mortgage Assoc.	2.500	12/20/46	13	11,344
Government National Mortgage Assoc.	2.500	05/20/51	448	381,095
Government National Mortgage Assoc.	3.000	01/20/43	68	61,068
Government National Mortgage Assoc.	3.000	04/20/45	27	24,519
Government National Mortgage Assoc.	3.000	07/20/46	48	42,666
Government National Mortgage Assoc.	3.000	09/20/46	49	43,338
Government National Mortgage Assoc.	3.000	03/20/49	62	54,714
Government National Mortgage Assoc.	3.000	06/20/51	94	81,829
Government National Mortgage Assoc.	3.000	08/20/51	236	206,852
Government National Mortgage Assoc.	3.500	12/20/42	138	126,803
Government National Mortgage Assoc.	3.500	01/20/44	38	34,760
Government National Mortgage Assoc.	3.500	04/20/45	20	18,165
Government National Mortgage Assoc.	3.500	07/20/46	86	78,666
Government National Mortgage Assoc.	3.500	08/20/46	132	120,064
Government National Mortgage Assoc.	3.500	09/20/46	20	18,636
Government National Mortgage Assoc.	3.500	07/20/47	56	50,768
Government National Mortgage Assoc.	3.500	11/20/47	37	33,429
Government National Mortgage Assoc.	4.000	12/20/45	59	55,701
Government National Mortgage Assoc.	4.000	10/20/46	3	3,215
Government National Mortgage Assoc.	4.000	03/20/47	28	26,251
Government National Mortgage Assoc.	4.000	07/20/47	36	33,256
Government National Mortgage Assoc.	4.000	09/20/47	92	86,029
Government National Mortgage Assoc.	4.000	03/20/49	15	13,607
Government National Mortgage Assoc.	4.500	TBA	250	236,914
Government National Mortgage Assoc.	4.500	04/20/41	12	12,057
Government National Mortgage Assoc.	4.500	03/20/44	32	31,419
Government National Mortgage Assoc.	4.500	12/20/44	30	29,233
Government National Mortgage Assoc.	4.500	11/20/46	15	15,000
Government National Mortgage Assoc.	4.500	01/20/47	5	4,721
Government National Mortgage Assoc.	5.000	04/20/45	24	23,591
Government National Mortgage Assoc.	5.500	12/15/33	10	10,042

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750%	05/15/25	25	$22,721
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	40	30,913

Total U.S. Government Agency Obligations (cost $16,959,345)				14,571,846
U.S. Treasury Obligations 36.4%
U.S. Treasury Bonds	1.375	11/15/40	1,300	802,953
U.S. Treasury Bonds	1.375	08/15/50	105	55,978
U.S. Treasury Bonds	1.750	08/15/41	70	45,545
U.S. Treasury Bonds	1.875	11/15/51	380	231,503
U.S. Treasury Bonds	2.000	02/15/50	105	66,790
U.S. Treasury Bonds	2.250	05/15/41	1,425	1,027,781
U.S. Treasury Bonds	2.375	05/15/51	150	103,852
U.S. Treasury Bonds	2.500	02/15/46	350	250,195
U.S. Treasury Bonds	2.750	08/15/47	220	165,000
U.S. Treasury Bonds	2.875	05/15/52	40	31,063
U.S. Treasury Bonds	3.375	08/15/42	15	12,947
U.S. Treasury Bonds	3.625	08/15/43	739	655,524
U.S. Treasury Bonds	6.250	08/15/23	790	799,412
U.S. Treasury Notes	0.375	04/30/25	50	45,281
U.S. Treasury Notes	0.375	01/31/26	380	333,866
U.S. Treasury Notes	0.750	03/31/26	1,990	1,761,150
U.S. Treasury Notes	0.750	04/30/26	870	767,775
U.S. Treasury Notes	0.875	06/30/26	1,110	978,968
U.S. Treasury Notes	1.250	11/30/26	990	876,459
U.S. Treasury Notes	1.250	12/31/26	215	189,973
U.S. Treasury Notes	1.500	11/30/28	441	376,111
U.S. Treasury Notes	2.000	08/15/25	385	360,336
U.S. Treasury Notes	2.125	07/31/24	1,770	1,696,296
U.S. Treasury Notes	2.500	04/30/24	120	116,288
U.S. Treasury Notes	2.500	05/31/24	120	116,109
U.S. Treasury Notes	2.625	02/15/29	325	295,953
U.S. Treasury Notes	2.750	07/31/27	480	448,762
U.S. Treasury Notes	2.750	08/15/32	400	358,187
U.S. Treasury Notes	2.875	05/15/32	310	281,034
U.S. Treasury Notes	3.000	07/15/25	275	264,881
U.S. Treasury Notes	3.125	11/15/28	90	84,572
U.S. Treasury Notes	4.000	10/31/29	370	366,589
U.S. Treasury Notes	4.125	10/31/27	975	970,125
U.S. Treasury Notes	4.250	09/30/24	1,625	1,616,812
U.S. Treasury Notes	4.250	10/15/25	295	293,525

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Notes	4.375%	10/31/24	15	$14,970
U.S. Treasury Strips Coupon	1.122(s)	02/15/36	35	19,571
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	6,572
U.S. Treasury Strips Coupon	1.371(s)	05/15/42	55	22,468
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	8,389
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	15	6,047
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	35	13,925
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	24,207
U.S. Treasury Strips Coupon	2.230(s)	05/15/39	50	23,895
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	87,911
U.S. Treasury Strips Coupon	2.350(s)	05/15/44	250	92,852
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	14,987

Total U.S. Treasury Obligations (cost $19,243,548)				17,183,389

Total Long-Term Investments (cost $54,668,465)				46,760,357

	Shares
Short-Term Investment 1.2%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $586,008)	586,008	586,008

TOTAL INVESTMENTS 100.3% (cost $55,254,473)		47,346,365
Liabilities in excess of other assets(z) (0.3)%		(155,372)

Net Assets 100.0%		$47,190,993

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs—Build America Bonds
CLO—Collateralized Loan Obligation
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
STRIPs—Separate Trading of Registered Interest and Principal of Securities

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	3.000%	TBA	11/14/22	(500)	$(424,883)
Federal National Mortgage Assoc.	3.500%	TBA	12/13/22	(250)	(219,597)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $654,063)					$(644,480)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).